ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS - Functional and presentation currency (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Foreign exchange rates [abstract]
Spot rate at year end	18.83	16.27	14.27
Average prevailing rate for the financial year	17.76	15.21	15.40